UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER DISTRIBUTION REPORT PURSUANT TO

SECTION 13 OR 15(d) OF THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from September 1, 2011 to September 30, 2011

Commission File Number of issuing entity: 333-140273-01

First National Master Note Trust

(Exact name of registrant as specified in its charter)

Commission File Number of depositor: 000-50139

First National Funding LLC

(Exact name of depositor as specified in its charter)

First National Bank of Omaha

(Exact name of sponsor as specified in its charter)

Delaware

(State or Other Jurisdiction of Incorporation or organization of the issuing entity)

N/A

(I.R.S. Employer Identification No.)

1620 Dodge Street Stop Code 3395 Omaha, Nebraska	68197
(Address of principal executive office of the issuing entity)	(Zip Code)

402-341-0500

(Telephone number, including area code)

No change

Registered reporting pursuant to (check one)

Name of Exchange
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Series 2009-3, Class A	☐	☐	☒	☐

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

Yes  ☒             No  ☐

PART I—DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

The response to Item one is set forth in Exhibit 99.1 with respect to the Series 2009-3 Notes.

Item 9. Exhibits.

Exhibit No.	Document Description

99.1	Monthly Report to Series 2009-3 Noteholders

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Date: October 13, 2011

FIRST NATIONAL FUNDING LLC, as Depositor

By:	First National Funding Corporation, Managing Member

By	/s/ Karlyn M. Knieriem
Karlyn M. Knieriem,
Senior Vice President

INDEX TO EXHIBITS

Exhibit No.	Document Description

99.1	Monthly Report to Series 2009-3 Noteholders